Segments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

Half year to	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2021	£m	£m	£m	£m	£m
Net interest income/(expense)	1,741	203	—	(39)	1,905
Non-interest income	189	51	—	46	286
Total operating income	1,930	254	—	7	2,191
Operating expenses before credit impairment losses, provisions and charges	(922)	(177)	—	(229)	(1,328)
Credit impairment losses	48	22	—	—	70
Provisions for other liabilities and charges	(67)	(5)	—	(118)	(190)
Total operating credit impairment losses, provisions and charges	(19)	17	—	(118)	(120)
Profit/(loss) from continuing operations before tax	989	94	—	(340)	743

Revenue from external customers	2,197	273	—	(279)	2,191
Inter-segment revenue	(267)	(19)	—	286	—
Total operating income	1,930	254	—	7	2,191

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	185	23	—	—	208
–Insurance, protection and investments	33	—	—	—	33
–Credit cards	29	—	—	—	29
–Non-banking and other fees(2)	6	29	—	—	35
Total fee and commission income	253	52	—	—	305
Fee and commission expense	(140)	(10)	—	(4)	(154)
Net fee and commission income/(expense)	113	42	—	(4)	151

30 June 2021
Customer loans	186,706	17,055	1,913	2,673	208,347
Total assets(3)	195,480	17,055	2,057	71,022	285,614
Of which assets held for sale	608	—	2,037	—	2,645
Customer deposits	156,713	25,244	3,817	3,596	189,370
Total liabilities	157,268	25,263	3,912	82,463	268,906
Of which liabilities held for sale	—	—	3,912	—	3,912
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

Half year to(4)(5)	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2020	£m	£m	£m	£m	£m
Net interest income/(expense)	1,369	181	—	(22)	1,528
Non-interest income	227	49	—	24	300
Total operating income/(expense)	1,596	230	—	2	1,828
Operating expenses before credit impairment losses, provisions and charges	(983)	(161)	—	(68)	(1,212)
Credit impairment losses	(214)	(150)	—	—	(364)
Provisions for other liabilities and charges	(56)	3	—	(11)	(64)
Total operating credit impairment losses, provisions and charges	(270)	(147)	—	(11)	(428)
Profit/(loss) from continuing operations before tax	343	(78)	—	(77)	188

Revenue from external customers	1,973	278	—	(424)	1,827
Inter-segment revenue	(377)	(48)	—	426	1
Total operating income/(expense)	1,596	230	—	2	1,828

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	245	21	—	—	266
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	35	—	—	—	35
–Non-banking and other fees(2)	20	24	—	4	48
Total fee and commission income	331	45	—	4	380
Fee and commission expense	(164)	(12)	—	(4)	(180)
Net fee and commission income	167	33	—	—	200

31 December 2020
Customer loans	183,404	17,626	2,784	3,196	207,010
Total assets(3)	192,070	17,626	2,784	79,852	292,332
Customer deposits	152,167	24,985	6,506	2,049	185,707
Total liabilities	152,715	25,011	6,517	92,153	276,396
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances
(4)Restated, as reflected in Note 2 to the Consolidated Financial Statements in the 2020 Annual Report, following a management review of our structure.
(5)Restated to reflect the presentation of discontinued operations, as set out in Note 33.